Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Earn-out Liabilities and Stock Value Guarantees

Pursuant to the acquisition of CBS Butler on September 15, 2017, the purchase price includes an earn-out payment of up to £4,214 (payable in December 2018, based upon CBS Butler’s operating performance during the period September 1, 2017 through August 31, 2018) and deferred consideration of £150 less the aggregate amount of any net asset shortfall amount, if any, as determined pursuant to the acquisition agreements for the acquisition of CBS Butler. In September 2018, the Company paid the deferred consideration of £150 ($195).

While the Company had recognized the liability for the contingent earn-out due the sellers of CBS Butler within current liabilities as of December 29, 2018, in March 2019 the Company filed a warranty claim against the sellers asserting certain misrepresentations for an amount which approximates the contingent earn-out. In April 2019, the sellers of CBS Butler responded denying the Company’s warranty claim and asserting that the earn-out amount is due. On July 5, 2019, the Company entered into a settlement agreement with the selling shareholders of CBS Butler for the full and final satisfaction of claims in exchange for a payment of approximately £2,150 by the Company to the CBS Butler shareholders.  The payment was due no later than July 26, 2019. The Company did not make the payment on July 26, 2019, as such the parties agreed to adjust the amount payable to £2,500. The Company paid this in full on August 30, 2019 and recorded a gain of approximately £894 ($1,077) on final settlement. The Company used the proceeds from the term note entered into with Jackson on August 29, 2019 for $2,538, to satisfy this obligation.

Pursuant to the acquisition of substantially all of the assets of FirstPro Inc. by Staffing 360 Georgia LLC on September 15, 2017, the purchase price included deferred quarterly installments of $75 beginning on October 1, 2017, and $2,675 was payable annually in three equal installments beginning on September 15, 2018. The Company made $300 and $892 in quarterly installments and annual installment in Fiscal 2018. On March 1, 2019, the Company paid $1,125 in full satisfaction of the remaining liability, recognizing a gain of $847.

Pursuant to the acquisition of Clement May on June 28, 2018, the purchase price includes an earnout payment of up to £500 to be paid on or around December 28, 2019; and deferred consideration of £350, the amount to be calculated and paid pursuant to the terms of the acquisition agreement, on or around June 28, 2019.  The Company paid deferred consideration of £350 ($444) on June 26, 2019. The earnout payment of £500 ($656) was paid in December 2019.

Pursuant to the acquisition of KRI on August 27, 2018, the purchase price includes earnout consideration payable to the seller of $2,027 each on August 27, 2019 and August 27, 2020. The payment of the earnout consideration was contingent on KRI’s achievement of certain trailing gross profit amounts. On September 11, 2019, the Company entered into an amended agreement with the seller to delay the payment of the first year earnout of $2,027 until no later than February 27, 2020. For each full calendar month beyond August 27, 2019, that such payment is delayed, the Company is required pay the seller interest in the amount of $10 with the first such payment of interest due on September 30, 2019.  In addition, the amended agreement was further amended to change the due date for the second year earnout payment of $2,027 from August 27, 2020 to February 27, 2020. The seller of KRI, Pamela D. Whitaker (“Whitaker”) has filed a lawsuit against the Company asserting claims for breach of contract and declaratory judgment against the Company due under a share purchase agreement and is seeking $4,054 in alleged damages. While the Company had recognized the liability for the earnout consideration of $4,054 due to Whitaker, within current liabilities as of September 26, 2020 and December 28, 2019, in February 2020, the Company filed an action against Whitaker for breach of contract which more than approximates the earnout consideration recognized. The Company paid interest of $40 during the period ended September 26, 2020. Refer to legal proceedings below for action filed against Whitaker, the former owner of KRI.

Legal Proceedings

Whitaker v. Monroe Staffing Services, LLC & Staffing 360 Solutions, Inc.

On December 5, 2019, former owner of KRI, Pamela D. Whitaker (“Whitaker” or “Plaintiff”), filed a complaint in Guilford County, North Carolina (the “North Carolina Action”) asserting claims for breach of contract and declaratory judgment against Monroe and the Company (the “Defendants” arising out of the alleged non-payment of certain earn-out payments and interest purportedly due under a Share Purchase Agreement pursuant to which Whitaker sold all issued and outstanding shares in her staffing agency, KRI to Staffing 360’s subsidiary, Monroe Staffing Services in August 2018.  Whitaker is seeking $4,054 in alleged damages.

Defendants removed the action to the Middle District of North Carolina on January 7, 2020, and Plaintiff moved to remand on February 4, 2020.  Briefing on the motion to remand concluded on February 24, 2020.  Separately, Defendants moved to dismiss the action on January 14, 2020 based on Plaintiff’s failure to state a claim, improper venue, and lack of personal jurisdiction as to defendant Staffing 360 Solutions, Inc.  Alternatively, Defendants sought a transfer of the action to the Southern District of New York, based on the plain language of the Share Purchase Agreement’s forum selection clause.  Briefing on Defendants’ motion to dismiss concluded on February 18, 2020. On February 28, 2020, Plaintiff moved for leave to file an amended complaint. Defendants filed their opposition to the motion for leave on March 19, 2020. Plaintiff has filed a reply.

On June 29, 2020, Magistrate Judge Webster issued a Report and Recommendation on the pending motions, recommending that Defendants’ motion to dismiss be granted with regard to Defendants’ request to transfer the matter to the Southern District of New York, and denied in all other regards without prejudice to Defendants raising those arguments again in the new forum. Magistrate Judge Webster also recommended that Plaintiff’s motion to remand be denied and motion to amend be left to the discretion of the Southern District of New York.

Plaintiff filed an objection to the Report and Recommendation on July 9, 2020.  Defendants responded on July 23, 2020.  A decision regarding Plaintiff’s objection, and whether the District Court will accept Magistrate Judge Webster’s recommendations on the motions remains pending.

Separately, on February 26, 2020, the Company and Monroe filed an action against Whitaker in the United States District Court for the Southern District of New York (Case No. 1:20-cv-01716) (the “New York Action”).  The New York Action concerns claims for breach of contract and fraudulent inducement arising from various misrepresentations made by Whitaker to the Company and Monroe in advance of, and included in, the share purchase agreement.  The Company and Monroe are seeking damages in an amount to be determined at trial but in no event less than $6 million.  On April 28, 2020, Whitaker filed a motion to dismiss the New York Action on both procedural and substantive grounds.  On June 11, 2020, Monroe and the Company filed their opposition to Whitaker’s motion to dismiss.  On July 9, 2020 Whitaker filed reply papers in further support of the motion. The parties await decision from the court on Whitaker’s motion.

On October 13, 2020, the Court denied Whitaker’s motion to dismiss, in part, and granted the motion, in part.  The Court rejected Whitaker’s procedural arguments, but granted the motion on substantive grounds.  However, the Court ordered that Monroe and the Company may seek leave to amend the complaint by letter application by December 1, 2020.  Whitaker’s opposition, if any, will be due on January 5, 2021 and Monroe and the Company’s reply will be due on January 25, 2021.

The Company intends to vigorously contest Whitaker’s claims in the North Carolina Action and pursue its claims in the New York Action.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Employment Agreements

The Flood Employment Agreement

On January 3, 2014, in connection with the acquisition of Initio, the Company entered into a services agreement (the “Flood Employment Agreement”) with Brendan Flood. Pursuant to the Flood Employment Agreement, Mr. Flood initially served as Executive Chairman of the Board. Mr. Flood was initially paid a salary of £192 per annum, less statutory deductions, plus other benefits including reimbursement for reasonable expenses, paid vacation and insurance coverage for his roles with both the Company and our U.K. subsidiary. Under the agreement, Mr. Flood’s salary is required to be adjusted (but not decreased) annually in connection with the CPI Adjustment (as defined in the Flood Employment Agreement). Mr. Flood is also entitled to an annual bonus of up to 50% of his annual base salary based reaching certain financial milestones. Additionally, Mr. Flood was entitled to a gross profit appreciation participation, which entitled the participants to 10% of Initio’s “Excess Gross Profit,” which is defined as the increase in Initio gross profits in excess of 120% of the base year’s gross profit, up to $400. Mr. Flood’s participating level was 62.5%. On May 29, 2015, the Gross Profit Appreciation Bonus associated with this employment agreement was converted into Series A Preferred Stock.

The Flood Employment Agreement has a term of five years and will automatically renew thereafter unless 12 months written notice is provided by either party. This employment agreement includes customary non-compete/solicitation language for a period of 12 months after termination of employment, and in the event of a change in control, the Company may request that Mr. Flood continue employment with the new control entity. On January 1, 2017 the Company increased his salary by the CPI Adjustment and provided an additional bonus of up to 25% of his base salary based upon achieving a certain leverage ratio. In December 2017, upon the reorganization of the Company and departure of Mr. Briand, Mr. Flood’s title was changed to Chairman and Chief Executive Officer of the Company. On January 1, 2018 the Company increased his salary by the CPI Adjustment. On January 1, 2019 and January 1, 2020, Mr. Flood was eligible for a CPI salary adjustment and chose to waive this adjustment. All other terms of Mr. Flood’s employment agreement remained unchanged.

The Faiman Employment Agreements

On February 5, 2016, the Company entered into an employment agreement (the “Faiman Employment Agreement”) with David Faiman. Pursuant to the Faiman Employment Agreement, Mr. Faiman was appointed as Chief Financial Officer effective March 1, 2016 and was granted an initial base salary of $275 per annum. Mr. Faiman was later appointed Treasurer and Executive Vice President of the Company until his departure from January 1, 2020 (refer to below for details).

The Faiman Employment Agreement provides for severance payments of continued regular salary through the end of the year in the event of a termination by the Company not for cause or a resignation by the employee for good reason, which includes a change in title, duties, responsibilities or direct report superior. Mr. Faiman’s salary is required to be increased (but not decreased) annually in connection with the CPI Adjustment as defined in the Faiman Employment Agreement. In connection with his employment, Mr. Faiman also received a grant of 10,000 restricted shares of the Company’s common stock, which fully vested on the second anniversary of Mr. Faiman’s employment start date. Annual adjustments to salary, as well as bonus and additional stock option awards may be granted at the discretion of the Board based on meeting personal and corporate objectives each year. Mr. Faiman’s annual bonus target is 50% of annual base salary. On January 1, 2017 the Company increased his salary by the CPI Adjustment and provided an additional bonus of up to 25% of his base salary based upon achieving a certain leverage ratio. On January 1, 2018 the Company increased his salary to an annualized salary of $320. On January 1, 2019 the Company increased his salary by the CPI Adjustment for the duration of Fiscal 2019.

On September 11, 2019, David Faiman and the Company entered into an agreement whereby Mr. Faiman agreed to transition his position and responsibilities with the Company (“Faiman Separation Agreement”), and Mr. Faiman’s Employment Agreement, dated February 5, 2016, was terminated.  Under the terms of the Faiman Separation Agreement, Mr. Faiman continued as the Company’s Chief Financial Officer including acting as the Company’s principal financial officer, for a period lasting until December 31, 2019.

Pursuant to the Faiman Separation Agreement, Mr. Faiman will be entitled to receive, among other things, (i) pay in an amount equal to his base salary through the separation date, payable in equal installments in accordance with the Company’s normal payroll policies, (ii) continuation of Mr. Faiman’s current Company-sponsored employee benefits through the separation date, (iii) accelerated vesting of any outstanding equity awards held by Mr. Faiman and the elimination of any obligations to forfeit such awards upon the termination of Mr. Faiman’s employment (provided that no award shall be extended beyond its original term) and (iv) a positive reference from the management of the Company.

In exchange for the consideration described above, Mr. Faiman granted a general release of claims in favor of the Company covering the period leading up to, and including, the date of the Separation Agreement. The Separation Agreement provides that, following the Separation Date and subject to Mr. Faiman executing another general release of claims in favor of the Company covering any claims leading up to, and including, the Separation Date, Mr. Faiman will also be entitled to additional consideration of, among other things, (i) severance in an amount equal to Mr. Faiman’s annual base salary for six (6) months, payable in equal installments in accordance with the Company’s normal payroll policies, and (ii) coverage under COBRA, payable directly by the Company, for all health insurance plan benefits to which Mr. Faiman was entitled prior to the Separation Date for a six (6) month period. The Company has recorded severance payable of approximately $190 in Fiscal 2019.

The Lutzo Employment Agreement

Effective August 10, 2018, Mr. Lutzo, our former legal counsel, is no longer with the Company. As part of his severance, he received severance pay in an amount equal to his annual base salary for six months and for a period of six months following his separation, all health insurance plan benefits which he was entitled to receive prior to the separation date.

The Barker Employment Agreement

The Company entered into an Employment Agreement with Alicia Barker that appointed her as the Company’s Chief Operating Officer effective July 1, 2018. Ms. Barker also serves as a member of our Board, but effective as of her appointment as our Chief Operating Officer, she no longer serves as a member of any Board committee and is not considered an independent director. Ms. Barker receives stock compensation for her service as a member of the Board.

Under the terms of her employment agreement, Ms. Barker currently receives an annual base salary of $250 and is entitled to receive an annual performance bonus of up to 50% of her base salary based on the achievement of certain performance metrics. Ms. Barker’s base salary is required to be reviewed by the Board on an annual basis and may be increased, but not decreased, in its sole discretion. Ms. Barker’s employment agreement also entitles her to reimbursement of certain out-of-pocket expenses incurred in connection with her services to the Company and to participate in the benefit plans generally made available to other executives of the Company.

In the event Ms. Barker is terminated without cause or for good reason (as such terms are defined in her employment agreement), she is entitled to receive (subject to certain requirements, including signing a general release of claims): (i) any earned but unpaid base salary and vacation time, as well as unreimbursed expenses, through her termination date; (ii) severance pay in an amount equal to 12 months base salary; and (iii) any earned but unpaid performance bonus. In the event Ms. Barker is terminated for cause or without good reason, she is only entitled to receive any earned but unpaid base salary and vacation time, as well as unreimbursed expenses, through her termination date. Ms. Barker’s employment agreement also contains customary confidentiality, non-solicitation and non-disparagement clauses.

The Gibbens Employment Agreement

The Company entered into an Employment Agreement with Mark Gibbens that appoints him as the Company’s Chief Financial Officer effective February 18, 2020, appointing Mr. Gibbens as the Company’s Chief Financial Officer commencing February 18, 2020 for an initial employment term of six months (“Initial Employment Term”). The Employment Agreement may be terminated at any time for any reason during the Initial Employment Term by either party upon no less than thirty days’ written notice, and will otherwise be automatically renewed for successive one year terms after the Initial Employment Term. Mr. Gibbens will also serve as the Company’s principal accounting officer and principal financial officer.

Under the Employment Agreement with Mr. Gibbens, he will receive an annual base salary of $325. Provided that Mr. Gibbens is employed by the Company through the Initial Employment Term, as soon as administratively possible following the commencement of the first Renewal Term, and in no event later than thirty days following the commencement of the first Renewal Term, Mr. Gibbens shall receive, pursuant to the 2016 Omnibus Incentive Plan, (i) an award covering 40,000 shares of the Company’s common stock, which will vest in three (3) equal annual installments on each of the first three anniversaries of the award’s grant, provided Mr. Gibbens is still employed by the Company through the applicable vesting date, and (ii) an additional award covering 40,000 shares of the Company’s Common Stock, which will vest in accordance with the terms and conditions of the Company’s standard form of performance compensation award agreement. In the event that Mr. Gibbens’ employment continues beyond the Initial Employment Term, for each calendar year or portion thereof during his employment, Mr. Gibbens shall be eligible for a discretionary bonus prorated for any partial year upon the same terms and criteria as provided for the Company’s Chief Operating Officer, as set forth separately to Mr. Gibbens.

On April 13, 2020, the Company and Mark Gibbens, agreed by mutual understanding that Mr. Gibbens’ employment as an officer and employee of the Company will cease as of May 13, 2020, in accordance with the terms of his employment agreement with the Company dated February 17, 2020. Mr. Gibbens ceased to serve as the Company’s principal accounting officer and principal financial officer, effective as of April 17, 2020.

Earn-out Liabilities and Stock Value Guarantees

Pursuant to the acquisition of CBS Butler on September 15, 2017, the purchase price includes an earn-out payment of up to £4,214 (payable in December 2018, based upon CBS Butler’s operating performance during the period September 1, 2017 through August 31, 2018) and deferred consideration of £150 less the aggregate amount of any net asset shortfall amount, if any, as determined pursuant to the acquisition agreements for the acquisition of CBS Butler. In September 2018, the Company paid the deferred consideration of £150 ($195).

While the Company had recognized the liability for the contingent earn-out due the sellers of CBS Butler within current liabilities as of December 29, 2018, in March 2019 the Company filed a warranty claim against the sellers asserting certain misrepresentations for an amount which approximates the contingent earn-out. In April 2019, the sellers of CBS Butler responded denying the Company’s warranty claim and asserting that the earn-out amount is due. On July 5, 2019, the Company entered into a settlement agreement with the selling shareholders of CBS Butler for the full and final satisfaction of claims in exchange for a payment of approximately £2,150 by the Company to the CBS Butler shareholders.  The payment was due no later than July 26, 2019. The Company did not make the payment on July 26, 2019, as such the parties agreed to adjust the amount payable to £2,500. The Company paid this in full on August 30, 2019 and recorded a gain of approximately £894 ($1,077) on final settlement. The Company used the proceeds from the term note entered into with Jackson on August 29, 2019 for $2,538, to satisfy this obligation.

Pursuant to the acquisition of FirstPro Inc. (“FirstPro”) on September 15, 2017, the purchase price included deferred quarterly installments of $75 beginning on October 1, 2017, and $2,675 is payable annually in three equal installments beginning on September 15, 2018. The Company made $300 and $892 in quarterly installments and annual installment in Fiscal 2018. On March 1, 2019, the Company paid $1,125 in full satisfaction of the remaining liability, recognizing a gain of $847.

Pursuant to the acquisition of Clement May on June 28, 2018, the purchase price includes an earnout payment of up to £500 to be paid on or around December 28, 2019; and deferred consideration of £350, the amount to be calculated and paid pursuant to the Share Purchase Agreement, on or around June 28, 2019.  The Company paid deferred consideration of £350 ($444) on June 26, 2019. The earnout payment of £500 ($656) was paid in December 2019.

Pursuant to the acquisition of Key Resources Inc. (“KRI”) on August 27, 2018, the purchase price includes earnout consideration payable to the seller of $2,027 each on August 27, 2019 and August 27, 2020. The payment of the earnout consideration is contingent on KRI’s achievement of certain trailing gross profit amounts. On September 11, 2019, the Company entered into an amended agreement with the seller to delay the payment of the first year earnout of $2,027 until no later than February 27, 2020. For each full calendar month beyond August 27, 2019, that such payment is delayed, the Company shall pay the seller interest in the amount of $10 with the first such payment of interest due on September 30, 2019.  In addition, the amended agreement was further amended to change the due date for the second year earnout payment of $2,027 from August 27, 2020 to February 27, 2020. The seller of KRI, Pamela D. Whitaker (“Whitaker”) has filed a lawsuit against the Company asserting claims for breach of contract and declaratory judgment against the Company due under a share purchase agreement and is seeking $4,054 in alleged damages. While the Company had recognized the liability for the earnout consideration of $4,054 due to Whitaker, within current liabilities as of December 28, 2019, in February 2020, the Company filed an action against Whitaker for breach of contract which more than approximates the earnout consideration recognized. The Company paid interest of $30 in Fiscal 2019 and $40 subsequent to Fiscal 2019 year end. Refer to legal proceedings below for action filed against Whitaker, the former owner of KRI.

Lease Obligations

The Company is party to multiple lease agreements for office space. The agreements require monthly rental payments through September 2029. Total minimum obligations are approximately $1,825, $1,443, $594, $329, $321, and $1,143 a for the twelve months ended fiscal 2020, 2021, 2022, 2023, 2024 and beyond, respectively. For Fiscal 2019 and Fiscal 2018, rent expense amounted to $1,732 and $1,775, respectively.

Legal Proceedings

NewCSI, Inc. vs. Staffing 360 Solutions, Inc.

On May 22, 2014, NewCSI, Inc. (“Newsy”), the former owners of Control Solutions International, filed a complaint in the United States District Court for the Western District of Texas, Austin Division, against the Company arising from the terms of the Stock Purchase Agreement dated August 14, 2013 between the Company and Newsy. Newsy claimed that the Company breached a provision of the Stock Purchase Agreement (“SPA § 2.7”) that required the Company to calculate and pay to Newsy 50% of certain “Deferred Tax

Assets” within 90 days after December 31, 2013, subject to certain criteria. The case has been fully litigated resulting in the Company paying damages to Neswsy of $1,389 and reimbursing Newsy’s legal fees in the amount of $606 in June 2018.

Whitaker v. Monroe Staffing Services, LLC & Staffing 360 Solutions, Inc.

On December 5, 2019, former owner of Key Resources, Inc. (“KRI”), Pamela D. Whitaker (“Whitaker”, “Plaintiff”), filed a complaint in Guilford County, North Carolina (the “North Carolina Action”) asserting claims for breach of contract and declaratory judgment against Monroe and the Company (the “Defendants” arising out of the alleged non-payment of certain earn-out payments and interest purportedly due under a Share Purchase Agreement pursuant to which Whitaker sold all issued and outstanding shares in her staffing agency, KRI to Staffing 360’s subsidiary, Monroe Staffing Services in August 2018.  Whitaker is seeking $4,054 in alleged damages.

Defendants removed the action to the Middle District of North Carolina on January 7, 2020, and Plaintiff moved to remand on February 4, 2020.  Briefing on the motion to remand concluded on February 24, 2020.  Separately, Defendants moved to dismiss the action on January 14, 2020 based on Plaintiff’s failure to state a claim, improper venue, and lack of personal jurisdiction as to defendant Staffing 360 Solutions, Inc.  Alternatively, Defendants sought a transfer of the action to the Southern District of New York, based on the plain language of the Share Purchase Agreement’s forum selection clause.  Briefing on Defendants’ motion to dismiss concluded on February 18, 2020.  The parties await decisions from the court on both Plaintiff’s motion to remand and Defendants’ motion to dismiss.  On February 28, 2020, Plaintiff moved for leave to file an amended complaint. Defendants filed their opposition to the motion for leave on March 19, 2020. Plaintiff has filed a reply.

Separately, on February 26, 2020, Staffing 360 and Monroe filed an action against Whitaker in the United States District Court for the Southern District of New York (Case No. 1:20-cv-01716) (the “New York Action”).  The New York Action concerns claims for breach of contract and fraudulent inducement arising from various misrepresentations made by Whitaker to Staffing 360 and Monroe in advance of, and included in, the share purchase agreement.  Staffing 360 and Monroe are seeking damages in an amount to be determined at trial but in no event less than $6 million.  Whitaker has not yet responded to the claims asserted in the New York Action. On April 28, 2020, Whitaker brought an action to dismiss Monroe’s action. Monroe has until June 11, 2020, to reply to Whitaker’s motion to dismiss.

The Company intends to vigorously contest Whitaker’s claims in the North Carolina Action and pursue its claims in the New York Action.

Other Matters

On February 17, 2016, a previous law firm filed suit in the Supreme Court of the State of New York alleging that the Company owes $759, for legal services rendered. The Company disagreed with the quantity and quality of legal services provided by the firm to the Company. On March 17, 2016, the Company reached a settlement with the law firm in the amount of $505 to be paid in equal installments over 24 months beginning April 2016. The final payment was made on March 1, 2018.